Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
19. Related party transactions:

The Company's related parties are CWI, Cartesian, directors, officers and shareholders which own greater than 10% of the Company's shares.
(a)    Pursuant to the amended and restated Joint Venture Agreement, Westport engages in transactions with CWI (see note 9(a)). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.
(b)    Other transactions with related parties:

Peter Yu, founder and managing partner of Cartesian, was elected as a Director of the Company in January 2016 in connection with the convertible debt (note 14(c)) and royalty payable (note 15), which are related party balances. The Company made an interest payment on the convertible debt of $1,575 in 2018 (2017 - $919) to Cartesian. In addition, the Company made a payment of $3,009 (2017 - $10,935) to Cartesian relating to the royalty payable during the year ended December 31, 2018 and has continued to accrue interest in accordance with the terms of the agreements. In addition, fees of $250 (2017 - $250) were paid to Cartesian during the year ended December 31, 2018.